Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended		10 Months Ended	12 Months Ended			22 Months Ended	24 Months Ended		34 Months Ended	36 Months Ended		46 Months Ended	48 Months Ended		58 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 31, 2016	Apr. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2026	Mar. 31, 2023	Mar. 31, 2017	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2018	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2019	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2020	Mar. 31, 2026	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000121593
Account Value [Line Items]
Line Graph and Table Measure Name					Sit Quality Income Fund - Class S
Accumulated Value	$ 10,000						$ 10,091			$ 10,171			$ 10,391			$ 10,603		$ 10,955	$ 11,056	$ 11,015	$ 11,462	$ 12,111	$ 12,657
C000235257
Account Value [Line Items]
Line Graph and Table Measure Name					Sit Quality Income Fund - Class Y
Accumulated Value		$ 9,941				$ 9,990			$ 10,431			$ 11,038			$ 11,565
C000009601
Account Value [Line Items]
Line Graph and Table Measure Name					Sit Tax-Free Income Fund - Class S
Accumulated Value	10,000						10,037			10,639			11,030			11,213		11,968	11,415	10,939	11,473	11,821	12,417
C000229508
Account Value [Line Items]
Line Graph and Table Measure Name					Sit Tax-Free Income Fund - Class Y
Accumulated Value			$ 10,046	$ 9,394				$ 9,025			$ 9,489			$ 9,801			$ 10,320
C000009602
Account Value [Line Items]
Line Graph and Table Measure Name					Sit Minnesota Tax-Free Income Fund
Accumulated Value	10,000						9,981			10,388			10,819			11,000		11,654	11,122	10,890	11,286	11,426	12,171
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000						10,044			10,165			10,620			11,569		11,651	11,168	10,633	10,814	11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		9,621				9,522			9,683			10,156			10,598
Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value	10,000						10,015			10,282			10,835			11,252		11,872	11,342	11,371	11,726	11,869	12,379
Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value			10,027	9,445				9,470			9,766			9,885			10,309
Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value	10,000						10,015			10,282			10,835			11,252		11,872	11,342	11,371	11,726	11,869	12,379
Bloomberg 1 - 3 Year Government/Credit Index
Account Value [Line Items]
Accumulated Value	10,000						10,071			10,095			10,401			10,871		11,043	10,721	10,750	11,125	11,749	12,213
Bloomberg 1 - 3 Year Government/Credit Index
Account Value [Line Items]
Accumulated Value		$ 9,946				$ 10,026			$ 10,376			$ 10,958			$ 11,392
Bloomberg 5-Year Municipal Bond Index
Account Value [Line Items]
Accumulated Value	10,000						10,035			10,100			10,546			10,778		11,324	10,816	11,006	11,221	11,498	11,968
Bloomberg 5-Year Municipal Bond Index
Account Value [Line Items]
Accumulated Value			$ 10,002	$ 9,508				$ 9,675			$ 9,864			$ 10,108			$ 10,521
Bloomberg 5-Year Municipal Bond Index
Account Value [Line Items]
Accumulated Value	$ 10,000						$ 10,035			$ 10,100			$ 10,546			$ 10,778		$ 11,324	$ 10,816	$ 11,006	$ 11,221	$ 11,498	$ 11,968